Other Current Receivables (Details) - Schedule of other current receivables - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Schedule of other current receivables [Abstract]
Governmental institutes	$ 150	$ 211
Prepaid expenses	197	339
Other receivables	54	63
Other current receivables	$ 401	$ 613